INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investments in available-for-sale securities

(in thousands of $)	2014	2013
Golar Partners (see note 6)	275,307	267,352